SEGMENT REPORTING - Information on reportable segments (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
SEGMENT REPORTING
Revenue	$ 1,353.8	$ 1,153.1	$ 3,547.8	$ 3,072.9
Adjusted operating profit/(loss)	176.7	104.7	277.2	242.6
Finance cost	(48.9)	(109.4)	(178.9)	(296.6)
Loss on debt extinguishment	0.0	0.0	14.3	0.0
Finance income	1.1	1.4	6.3	4.5
Income/(loss) before tax	128.9	(3.3)	90.3	(49.5)
Operating segment | Technical Apparel
SEGMENT REPORTING
Revenue	520.0	388.7	1,449.3	1,054.7
Depreciation and amortization	33.9	22.2	89.5	63.3
Adjusted operating profit/(loss)	104.0	63.3	279.1	186.0
Operating segment | Outdoor Performance
SEGMENT REPORTING
Revenue	533.6	494.6	1,241.2	1,148.6
Depreciation and amortization	27.4	23.4	77.9	70.6
Adjusted operating profit/(loss)	93.4	88.3	106.3	103.2
Operating segment | Ball & Racquet Sports
SEGMENT REPORTING
Revenue	300.2	269.8	857.3	869.6
Depreciation and amortization	8.7	6.8	24.4	19.8
Adjusted operating profit/(loss)	20.7	2.4	34.6	55.6
Reconciliation
SEGMENT REPORTING
Depreciation and amortization	1.2	1.6	4.7	4.8
Adjusted operating profit/(loss)	(23.1)	(20.5)	(66.0)	(49.2)
Group
SEGMENT REPORTING
Revenue	1,353.8	1,153.1	3,547.8	3,072.9
Depreciation and amortization	71.2	54.1	196.5	158.5
Adjusted operating profit/(loss)	195.0	133.5	354.0	295.7
PPA	(10.8)	(10.7)	(32.2)	(32.1)
Restructuring expenses	(2.5)	(2.3)	(12.2)	(2.3)
Expenses related to transaction activities	(2.3)	(15.8)	(20.3)	(18.7)
Expenses related to certain legal proceedings	(1.4)		(1.4)
Expenses related to share-based incentive plans	(1.3)		(10.7)
Finance cost	(48.9)	(109.4)	(178.9)	(296.6)
Loss on debt extinguishment			(14.3)
Finance income	1.1	1.4	6.3	4.5
Income/(loss) before tax	$ 128.9	$ (3.3)	$ 90.3	$ (49.5)